Description of Plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, effective date	Apr. 01, 1987
Employee benefit plan, participant account balances and associated plan assets	$ 9,000,000
Maximum aggregate compensation, percentage	100.00%
Automatic enrollment and payroll deduction rate	5.00%
Participant contribution, period after enrolment for eligible compensation	60 days
Employer discretionary contributions made	$ 0
Employee benefit plan, participant contribution, annual vesting percentage	100.00%
Note receivable from participants, minimum borrowing amount	$ 1,000
Note receivable from participants, maximum borrowing amount	$ 50,000
Note receivable from participants, maximum borrowing percentage of total value of plan assets	50.00%
Participant loan, basis spread on variable rate	1.00%
Note receivable from participants, loan minimum borrowing term	1 year
Note receivable from participants, loan maximum borrowing term	5 years
Note receivable from participants, allowance for credit losses	$ 0	$ 0
Keystone
EBP, Description of Plan [Line Items]
Employee benefit plan, participant account balances and associated plan assets	1,000,000
Extract
EBP, Description of Plan [Line Items]
Employee benefit plan, participant account balances and associated plan assets	$ 8,000,000
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution after-tax minimum annual compensation to total compensation percentage	1.00%
Employee benefit plan participant contribution after-tax minimum annual compensation to aggregate compensation percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution after-tax minimum annual compensation to total compensation percentage	75.00%
Employee benefit plan participant contribution after-tax minimum annual compensation to aggregate compensation percentage	18.00%